Variable Interest Entity (VIE) - Summary of the bareboat charter rates for next five years (Details) - West Linus $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Variable Interest Entity [Line Items]
Effective from	June 30, 2013
Sale value	$ 600
First repurchase option	$ 370
Month of first repurchase option	On the 5th anniversary*
Last repurchase option	$ 170
Month of last repurchase option	On the 15th anniversary*